Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.38%	3.76%
Rate of increase in future compensation levels	4.50%	4.50%
Discount rate	3.76%	4.29%	4.67%
Rate of increase in future compensation levels	4.50%	4.50%	4.50%
Expected long-term rate of return on assets	6.75%	6.75%	7.00%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%	3.47%
Discount rate	3.47%	3.78%	4.25%